SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Property, Plant and Equipment [Abstract]
Leasehold improvements		$ 2,335	$ 2,335
Laboratory equipment	373	1,218	3,405
Furniture and fixtures		744	744
Computer equipment	409	409	409
Construction in progress		19	83
Total property and equipment	782	4,725	6,976
Accumulated depreciation and amortization	(504)	(2,332)	(2,626)
Net property and equipment	278	2,393	4,350
Property and equipment (net of accumulated depreciation)	$ 278	$ 2,393	$ 4,350